497(e)
                                                                       333-81501

AXA Equitable Life Insurance Company

SUPPLEMENT DATED NOVEMBER 27, 2006 TO THE EQUI-VEST(R) (SERIES 800) PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR:

SERIES 800 TRADITIONAL IRA, ROTH IRA AND NQ CONTRACTS OFFERED IN THE STATE OF MASSACHUSETTS ONLY
--------------------------------------------------------------------------------

This Supplement modifies certain information contained in the above-referenced Prospectus and SAI (together, the "Prospectus"), as it relates to the following contracts offered by AXA Equitable Life Insurance Company ("AXA Equitable"):

For Traditional IRA, Roth IRA and NQ contract series 800 issued on or after November 27, 2006

The following information is added to the state table in "Appendix V: State contract availability and/or variations of certain features and benefits" of the Prospectus:


---------------------------------------------------------------------------------------
 State                    Features/benefits/changes
---------------------------------------------------------------------------------------
MASSACHUSETTS            See "Disability, terminal illness or confinement to nursing
The following change     home" under "Withdrawal charge" in "Charges and
applies to Traditional   expenses"
IRA, Roth IRA and NQ
contracts issued on or
after November 27,
2006.
---------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------
 State                    Availability/variation
---------------------------------------------------------------------------------------
MASSACHUSETTS            The disability, terminal illness or confinement to a nursing
The following change     home withdrawal charge waiver is not available.
applies to Traditional
IRA, Roth IRA and NQ
contracts issued on or
after November 27,
2006.
---------------------------------------------------------------------------------------

              Copyright 2006. AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                (212) 554-1234
All rights reserved. EQUI-VEST(R) is a registered servicemark of AXA Equitable
                            Life Insurance Company.

888-1409 (11/06)                                                137376 (11/06)
EV-800  NewBiz                                                           x01445